Nature of operations (Details Narrative)				12 Months Ended
	Oct. 13, 2022 CAD ($) $ / shares shares	Sep. 12, 2022	Dec. 06, 2021 CAD ($) shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 $ / shares	Apr. 01, 2022
Statement [Line Items]
Non-brokered sale agreement | shares	17,000,000
Share price | (per share)	$ 0.40					$ 0.80
Share of interest purchased	7.40%
Cash of acquisition			$ 5,000
Proceed from issuance of common stock				$ 10,864,000	$ 5,385,000
Dolly Varden [Member]
Statement [Line Items]
Share of interest purchased				23.50%
Share issued				$ 76,504,590
Proceed from issuance of common stock	$ 6,775
Shares acquired | shares			76,504,590
Share outstanding percentage			35.33%
Fully diluted basis			32.88%
Homestake Ridge Gold Silver [Member]
Statement [Line Items]
Homestake resources owner ship percentage			100.00%
UMS [Member]
Statement [Line Items]
Share of interest purchased				25.00%			75.00%
Notice period for terminating agreement				180 days
ESJV [Member]
Statement [Line Items]
Description of amended joint venture arrangement		through their respective subsidiaries, completed the acquisition of the remaining approximately 23.77% participating interest of Azimut Exploration Inc. in the ESJV, on a pro-rata basis. As a result of the transaction, the 100% ESJV participating interests are now held 50.022% by the Company and 49.978% by Newmont, with Fury Gold remaining operator under an amended and restated joint operating agreement